Other Information - Balances and transactions with related parties (Details) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended	24 Months Ended
	Aug. 09, 2016 USD ($)	Apr. 20, 2012 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2009 Agreement	Jan. 31, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 $ / shares shares
Disclosure of transactions between related parties [line items]
Cash payout to shareholders			€ 0	€ 5,730,000
Rocket Khalil
Disclosure of transactions between related parties [line items]
Cash payout to shareholders				1,377,000
David Khalil
Disclosure of transactions between related parties [line items]
Cash payout to shareholders				25,000
Affinitas Phantom Share GmbH
Disclosure of transactions between related parties [line items]
Cash payout to shareholders				1,641,000
MLLNNL LLC
Disclosure of transactions between related parties [line items]
Professional fees expense			187,000	155,000
Affinitas and rocket internet se agreement | Affinitas GmbH
Disclosure of transactions between related parties [line items]
Number of consulting agreements entered into | Agreement						2
Professional fees expense			24,000	12,000
Amounts payable, related party transactions			0		€ 0
Loan agreement | Stakeholders and officers of affinitas
Disclosure of transactions between related parties [line items]
Borrowings			0		€ 0
Interest costs incurred			€ 0	€ 127,000
eH Shareholder Loan | Affinitas Phantom Share GmbH
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties		€ 213,000
Proportion of ownership interests held by non-controlling interests					14.00%
Purchase agreement PEAK6
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares									5,000,000
Purchase price per share (in usd per share) | $ / shares									$ 1.55
Number of securities called by warrants or rights (in shares) | shares									7,500,000
Exercise price of warrants or rights (in usd per share) | $ / shares									$ 1.74
Management services agreement PEAK6
Disclosure of transactions between related parties [line items]
Professional fees expense | $	$ 1,500
Term of agreement (in years)	5 years
Quarterly payment for Management Fee | $	$ 375
Management services agreement PEAK6 | PEAK6
Disclosure of transactions between related parties [line items]
Consideration for the termination of the agreement							€ 2,000,000	$ 2,400